Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Events
9.	Subsequent Events

On January 2, 2020, the Company issued 11,200 shares of common stock as part of the annual board of director compensation. The share price on date of issuance was $3.50.

On January 3, 2020, the Company received a third partial draw of $20,000 and on January 14, 2020 a fourth partial draw of $250,000 of draw number two of the Debenture.   The total of the partial draw received under draw number two of the Debenture was $300,000 at February 12, 2020. Acuitas and the Company continue to discuss the need and timing for some or all the remaining draws under the Debenture Agreement.

On February 11, 2020, the Company entered into a letter agreement dated February 10, 2020 with Acuitas regarding Acuitas’ previous agreement to modify its existing rights under the Purchase Agreement dated July 3, 2018 with the Company so that its June 2019 waiver of its rights to a 50% adjustment of the purchase price applicable to its initial investment in the Company and the exercise price of the warrants received in such transaction and the price per share should it exercise certain rights to purchase additional securities in the event of certain reductions in the useful life of the Company’s intellectual property rights and commitment to purchase such securities upon the closing of the Company’s planned public offering (the “Public Offering”) of shares of Class A common stock (the “Common Stock”) as described in its Registration Statement on Form S-1 (File No. 333-231136) and commitment to purchase such additional securities would remain effective until April 30, 2020, and accordingly Acuitas shall be entitled to receive an aggregate of 5,359,832 shares of Common Stock at such closing. In addition, the parties agreed that certain draws under the Company’s current bridge financing with Acuitas were to be made based with respect to the Company’s ongoing capital requirements and current market conditions, notwithstanding certain scheduled availability dates set forth in the 10% OID Convertible Delayed Draw Debenture issued in connection therewith.

10.	Subsequent Events

On September 24, 2019, BioVie Inc., a Nevada corporation (the “Company”), entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Acuitas Group Holdings, LLC (“Acuitas”) pursuant to which (i) Acuitas agreed to purchase a 10% OID Convertible Delayed Draw Debenture (the “Debenture”) due September 20, 2020 in aggregate commitment amount of up to $2.0 million, and (ii) the Company issued 1,125,000 shares (the “Commitment Shares”) of the Company’s Class A Common Stock (the “Common Stock”) and warrants (the “Commitment Warrants”) to purchase an equal number of shares, each subject to the terms and conditions set forth in the Purchase Agreement. The Debentures accrue additional principal at the rate of 6% per annum and interest at the rate of 10% per annum, are convertible into shares of Common Stock $4.00 per share or, subsequent to the closing of the Company’s planned public offering of shares of Common Stock (the “Public Offering”) as described in its Registration Statement on Form S-1 (File No. 333-231136), the lower of $4.00 or 80% of the offering price to the public in the Public Offering and are mandatorily redeemable upon such closing at 100% of the accrued principal amount and unpaid interest to the date of redemption. The Commitment Warrants are five year warrants, exercisable upon the earlier of the effectiveness of the Company's currently pending reverse stock split and December 1, 2019 at the lower of $4.00 or 80% of the offering price to the public in the Public Offering. Upon entering into the Purchase Agreement, the Company drew an initial $500,000 under the Debenture and in accordance with the Purchase Agreement, Acuitas received an additional 125,000 warrants (the “Bridge Warrants”) having the same terms as the Commitment Warrants. Any future draws under the Debenture, which may be made from and after October 15, 2019, November 15, 2019 and December 15, 2019 in equal tranches of $500,000 each, will entitle Acuitas to receive additional Bridge Warrants in equal amount upon such funding.

Pursuant to the Purchase Agreement, Acuitas has agreed to further modify its existing rights under the Purchase Agreement dated July 3, 2018 with the Company so that Acuitas’ previous agreement in June 2019 to waive its rights to a 50% adjustment of the purchase price of the Preferred Stock in the July 2018 transaction, the exercise price of the warrants in such transaction and the price per share in a purchase option triggered on July 3, 2019 (any such purchase, a “Subsequent Sale”) in the event of certain reductions in the useful life of our current intellectual property rights, and effectively exercise its rights to purchase securities in a Subsequent Sale pursuant to a “cashless purchase” at an assumed current market price of approximately $11.25 per share, conditioned in each case on the listing of the Company’s common stock on NASDAQ or the raising of $2.0 million in additional funds in the form of another securities offering, in either case not later than November 30, 2019, such that Acuitas will have irrevocably waived its rights to an adjustment in the purchase price of the Preferred Stock in the Initial Sale and the exercise price of the Warrants and the purchase price of per share in the Subsequent Sale upon the issuance by us of an aggregate of 2,679,916 shares of Common Stock and 2,679,916 warrants having the same terms as the Commitment Warrants to Acuitas, which is currently expected with the closing of the Public Offering. In addition, the Purchase Agreement provides that, should the underwriters in the Public Offering exercise their option to purchase additional securities during the 45 days following closing and the issuance of such securities would result in Acuitas’ beneficial ownership (on a fully diluted basis) of shares of Common Stock being below 60%, Acuitas shall be issued a number of additional shares of Common Stock and warrants having the same terms as the Commitment Warrants to result in its beneficial ownership (on a fully diluted basis) of shares of Common Stock equalling 60%.